November 6, 2015

Securities and Exchange Commission

Office of Filings and Information Services

100 F Street, NE

Washington, D.C. 20549

            Re:       The Dreyfus/Laurel Funds, Inc.

-Dreyfus Core Equity Fund

-Dreyfus Floating Rate Income Fund

                        File No.  811-05202

Dear Sir/Madam,

            Transmitted for filing is Form N-CSR for the above-referenced series of the Registrant for the annual period ended August 31, 2015.

            Please direct any questions or comments to the attention of the undersigned at (212) 922-7804.

                                                                                                Very truly yours,

                                                                                                /s/ Judianny Compres

                                                                                                Judianny Compres

                                                                                                Paralegal

JC/

Enclosures